Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about derivative financial instruments	The fair values of derivatives by category are as follows:

	2025			2024
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current	113	(381)	(268)	44	(335)	(291)
Non-current	369	(821)	(452)	324	(909)	(585)
	482	(1,202)	(720)	368	(1,244)	(876)

Financing derivatives	375	(1,138)	(763)	333	(1,126)	(793)
Commodity contract derivatives	107	(64)	43	35	(118)	(83)
	482	(1,202)	(720)	368	(1,244)	(876)
The fair values of financing derivatives by type are as follows:

	2025			2024
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Interest rate swaps	98	(196)	(98)	43	(110)	(67)
Cross-currency interest rate swaps	193	(766)	(573)	234	(844)	(610)
Foreign exchange forward contracts¹	53	(81)	(28)	16	(68)	(52)
Inflation-linked swaps	31	(95)	(64)	40	(104)	(64)
	375	(1,138)	(763)	333	(1,126)	(793)
1.Included within the foreign exchange forward contracts balance are £45 million (2024: £36 million) of derivative liabilities in relation to the hedging of capital expenditureThe notional contract amounts of financing derivatives by type are as follows:

	2025	2024
	£m	£m
Interest rate swaps	(7,763)	(2,175)
Cross-currency interest rate swaps	(16,019)	(15,602)
Foreign exchange forward contracts	(7,761)	(7,675)
Inflation-linked swaps	(3,190)	(3,190)
	(34,733)	(28,642)
The fair values of commodity contract derivatives by type are as follows:

	2025			2024
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Commodity purchase contracts accounted for as derivative contracts
Forward purchases of gas	3	(7)	(4)	—	(3)	(3)
Derivative financial instruments linked to commodity prices
Electricity capacity	2	(17)	(15)	—	—	—
Electricity swaps	74	(38)	36	33	(82)	(49)
Electricity options	1	(1)	—	—	(1)	(1)
Gas swaps	15	(1)	14	2	(22)	(20)
Gas options	12	—	12	—	(10)	(10)
	107	(64)	43	35	(118)	(83)
The notional quantities of commodity contract derivatives by type are as follows:

	2025	2024
Forward purchases of gas[1]	74m Dth	38m Dth
Electricity capacity	5 TWh	0 TWh
Electricity swaps	14,040 GWh	14,128 GWh
Gas swaps	30m Dth	44m Dth
Gas options	89m Dth	78m Dth
1.Forward gas purchases have terms up to three years (2024: one year). The contractual obligations under these contracts are £46 million (2024: £14 million)
Disclosure of maturity analysis for derivative financial liabilities	The maturity profile of financing derivatives is as follows:

	2025			2024
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than 1 year	19	(355)	(336)	18	(249)	(231)
	19	(355)	(336)	18	(249)	(231)
Non-current
In 1 to 2 years	46	(61)	(15)	6	(80)	(74)
In 2 to 3 years	41	(77)	(36)	31	(44)	(13)
In 3 to 4 years	47	(73)	(26)	32	(74)	(42)
In 4 to 5 years	6	(25)	(19)	49	(83)	(34)
More than 5 years	216	(547)	(331)	197	(596)	(399)
	356	(783)	(427)	315	(877)	(562)
	375	(1,138)	(763)	333	(1,126)	(793)
The maturity profile of commodity contract derivatives is as follows:

	2025			2024
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than one year	94	(26)	68	26	(86)	(60)
	94	(26)	68	26	(86)	(60)
Non-current
In 1 to 2 years	12	(20)	(8)	3	(28)	(25)
In 2 to 3 years	1	(12)	(11)	5	(4)	1
In 3 to 4 years	—	(2)	(2)	1	—	1
In 4 to 5 years	—	(2)	(2)	—	—	—
More than 5 years	—	(2)	(2)	—	—	—
	13	(38)	(25)	9	(32)	(23)
	107	(64)	43	35	(118)	(83)